Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 24, 2016
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses and other assets	$ 8,150	$ 8,678
Unbilled accounts receivable	9,542	10,446
Total prepaid expenses and other assets	$ 17,692	$ 19,124